Income Taxes (Details) - Schedule of deferred income tax assets (liabilities) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued liabilities and other	$ 2,066	$ 1,793
Mandatorily redeemable noncontrolling interests	1,190	1,190
Other		2,760
State taxes	237
Share based payments		3,441
Foreign tax and other tax credit carryforwards	1,558	1,558
Capital loss carryforward	61,315	61,945
Net operating loss carryforward	33,185	45,535
Total deferred Tax Assets	99,551	118,222
Deferred tax liabilities:
Deductible goodwill and other intangibles	(2,333)	(6,246)
State taxes		(2,831)
Share based payments	(434)
Depreciation	(112)	143
Deferred revenue	(43,631)	(222)
Other	(4,902)
Total deferred tax liabilities	(51,412)	(9,156)
Net deferred tax assets	48,139	109,066
Valuation allowance	(78,289)	(77,544)
Net deferred tax (liabilities) assets	(30,150)	31,522
Deferred tax assets, net	4,098	31,522
Deferred tax liabilities, net	$ (34,248)